Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic EPS
Net income	$ 157,436	$ 133,932	$ 136,726
Shares (Denominator)	66,046,155	65,967,989	66,411,193
Per Share Amount	$ 2.38	$ 2.03	$ 2.06
Diluted EPS
Net Income	$ 157,436	$ 133,932	$ 136,726
Potential dilutive common shares and warrants	732,281	345,501	225,160
Shares (Denominator)	66,778,436	66,313,490	66,636,353
Per Share Amount (in dollars per share)	$ 2.36	$ 2.02	$ 2.05